Taxes	12 Months Ended
Dec. 31, 2020
Taxes
Taxes

12. Taxes

Under the laws of the countries of the Company’s ship owning subsidiaries’ incorporation and/or vessels’ registration, the Company’s ship operating subsidiaries are not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included under “Vessel operating expenses” in the accompanying Consolidated Statements of Operations.

Pursuant to the U.S. Internal Revenue Code (the “Code”), U.S.‑source income from the international operation of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations.

All of the Company’s ship‑operating subsidiaries satisfy these initial criteria. In addition, these companies must be more than 50% owned by individuals who are residents, as defined, in the countries of incorporation or another foreign country that grants an equivalent exemption to U.S. corporations. These companies satisfied the more than 50% beneficial ownership requirement for 2020. In addition, should the beneficial ownership requirement not be met, the management of the Company believes that by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company like the Company, the more than 50% beneficial ownership requirement can also be satisfied based on the trading volume, the Company’s shareholder composition and the anticipated widely‑held ownership of the Company’s shares, but no assurance can be given that this will be the case or remain so in the future, since continued compliance with this rule is subject to factors outside of the Company’s control.